Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount		¥ 297,634	¥ 183,276
Less: accumulated amortization		(87,485)	(23,008)
Less: accumulated impairment		(63,712)	(6,234)
Intangible assets, net	$ 22,606	146,437	154,034
Brand names [Member]
Intangible assets, net [Line Items]
Gross carrying amount		102,654	94,120
Less: accumulated amortization		(20,294)	(1,728)
Operating rights for licensed games [Member]
Intangible assets, net [Line Items]
Gross carrying amount		46,879	11,721
Less: accumulated amortization		(15,010)	(4,249)
Software [Member]
Intangible assets, net [Line Items]
Gross carrying amount		38,307	17,304
Less: accumulated amortization		(9,464)	¥ (5,944)
Operating rights for game broadcasting [Member]
Intangible assets, net [Line Items]
Gross carrying amount		35,071
Less: accumulated amortization		(23,278)
Domain names [Member]
Intangible assets, net [Line Items]
Gross carrying amount		25,902	¥ 24,686
Less: accumulated amortization		(6,249)	(4,278)
Technology [Member]
Intangible assets, net [Line Items]
Gross carrying amount		17,621	17,145
Less: accumulated amortization		(7,712)	(6,035)
Others [Member]
Intangible assets, net [Line Items]
Gross carrying amount		31,200	18,300
Less: accumulated amortization		¥ (5,478)	¥ (774)